Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Interim dividend per share	€ 0.30	€ 0.30	€ 0.30	€ 0.40
Dividend paid per share, balance for prior year	€ 0.40	€ 0.40	€ 0.50	€ 0.20
Interim dividend	€ 798	€ 797	€ 797	€ 1,064
Dividends paid, relating to prior year	1,064	1,063	1,330	532
Total dividends	€ 1,862	€ 1,861	€ 2,127	€ 1,595